Leases - Change in Operating Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Lease Liability [Roll Forward]
Beginning balance	$ 3,068	$ 1,415
Additions to operating lease liabilities	7,171	2,119
Lease expense	314	54	$ 51
Foreign exchange differences	(293)	(48)
Disposals	(329)	0
Payments	(1,692)	(472)
Ending balance	8,239	3,068	$ 1,415
Total current	2,176	985
Total non-current	$ 6,063	$ 2,083